Income Taxes	9 Months Ended	12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Income Taxes
Income taxes resulted in an effective tax rate of approximately 39.0% and 38.4% for the twelve and forty weeks ended July 3, 2016, respectively, compared to approximately 39.0% for each of the same periods of the prior fiscal year. The lower effective tax rate for the forty weeks ended July 3, 2016 compared to the prior fiscal year is due to the recognition of an environmental tax credit related to the development of a new store.

Income Taxes
Components of income tax expense for the fiscal years indicated were as follows (in millions):

	2015	2014	2013
Current federal income tax	$310	$359	$321
Current state income tax	76	82	73
Current foreign income tax	(1)	2	3
Total current tax	385	443	397
Deferred federal income tax	(40)	(66)	(44)
Deferred state income tax	(2)	(10)	(10)
Deferred foreign income tax	(1)	—	—
Total deferred tax	(43)	(76)	(54)
Total income tax expense	$342	$367	$343

Actual income tax expense for the fiscal years indicated differed from the amount computed by applying statutory corporate income tax rates to income before income taxes as follows (in millions):

	2015	2014	2013
Federal income tax based on statutory rates	$307	$331	$313
Increase (reduction) in income taxes resulting from:
Tax-exempt interest	(1)	(1)	(1)
Excess charitable contributions	(9)	(8)	(7)
Federal income tax credits	(3)	(3)	(2)
Other, net	2	2	—
Total federal income taxes	296	321	303
State income taxes, net of federal income tax benefit	48	47	41
Tax impact of foreign operations	(2)	(1)	(1)
Total income tax expense	$342	$367	$343

Current income taxes receivable were not material at September 27, 2015 or September 28, 2014.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities were as follows (in millions):

	September 27, 2015	September 28, 2014
Deferred tax assets:
Compensation-related costs	$207	$159
Insurance-related costs	59	53
Inventories	2	—
Lease and other termination accruals	11	13
Rent differential	170	156
Tax basis of fixed assets in excess of financial basis	11	9
Net domestic and international operating loss carryforwards	23	20
Other	15	8
Gross deferred tax assets	498	418
Valuation allowance	(35)	(30)
Deferred tax assets	463	388
Deferred tax liabilities:
Financial basis of fixed assets in excess of tax basis	(117)	(79)
Inventories	—	(5)
Capitalized costs expensed for tax purposes	(3)	(4)
Deferred tax liabilities	(120)	(88)
Net deferred tax asset	$343	$300

Deferred taxes have been classified on the Consolidated Balance Sheets as follows (in millions):

	September 27, 2015	September 28, 2014
Current assets	$199	$168
Noncurrent assets	144	132
Net deferred tax asset	$343	$300

At September 27, 2015, the Company had international operating loss carryforwards totaling approximately $115 million, all of which have an indefinite life. The Company provided a valuation allowance totaling approximately $35 million for deferred tax assets associated with international operating loss carryforwards, federal credit carryforwards, and deferred tax assets associated with unrecognized tax benefits, for which management has determined it is more likely than not that the deferred tax asset will not be realized. Management believes that it is more likely than not that we will fully realize the remaining domestic deferred tax assets in the form of future tax deductions based on the nature of these deductible temporary differences and a history of profitable operations.

The Company intends to utilize earnings in foreign operations for an indefinite period of time, or to repatriate such earnings only when tax-efficient to do so. If these amounts were distributed to the United States, in the form of dividends or otherwise, the Company would be subject to additional U.S. income taxes. Determination of the amount of unrecognized deferred income tax liabilities on these earnings is not practicable because such liability, if any, is dependent on circumstances existing if and when remittance occurs. The Company’s total gross unrecognized tax benefits are classified in the “Other long-term liabilities” line item on the Consolidated Balance Sheets and were not material during the last three fiscal years.

The Company and its domestic subsidiaries file income tax returns with federal, state and local tax authorities within the United States. The Company’s foreign affiliates file income tax returns in Canada and the United Kingdom. The IRS of the United States completed its examination of the Company’s federal tax returns for fiscal year 2013 during the first quarter of fiscal year 2015. With limited exceptions, the Company is no longer subject to federal income tax examinations for fiscal years before 2013 and is no longer subject to state and local income tax examinations for fiscal years before 2008. Additionally, the Company entered into a Compliance Agreement Program (“CAP”) with the IRS under which the Company’s federal income tax return is reviewed and accepted by the Internal Revenue Service in conjunction with the filing of its tax return.